FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 2,062,205	$ 1,461,504
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,228,826
Marketable securities	2,062,205
Security deposits payable	897,965
Mortgage and note payable	6,786,525
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	5,228,826
Marketable securities	2,062,205
Security deposits payable	897,965
Mortgage and note payable	$ 6,843,974